Revision of Prior Financial Statements - Summary of Consolidated Statements of Changes in Equity (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Retained earnings	₩ 11,256,069		₩ 9,961,150	₩ 9,778,707	₩ 9,778,707	₩ 9,147,467
Owners of the Controlling Company	13,129,901	₩ 12,721,456	11,791,590	11,564,098	11,564,098	10,933,231
As previously reported [member]
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Retained earnings			9,826,926	9,644,483	9,644,483	9,049,971
Owners of the Controlling Company	12,159,471	₩ 11,791,590	11,657,366	11,429,874	11,429,874	10,835,735
Adjustments [member]
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Retained earnings	₩ 97,496		134,224	134,224	134,224	97,496
Owners of the Controlling Company			₩ 134,224	₩ 134,224	₩ 134,224	₩ 97,496